NOTE 4 - INVESTMENTS (Detail) (USD $)	0 Months Ended
	Feb. 27, 2014	Feb. 08, 2013	Mar. 12, 2013	Jun. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	May 22, 2013
NOTE 4 - INVESTMENTS (Details) [Line Items]
Investment Owned, at Cost					$ 0	$ 1,200,000
Treasury Stock, Value					1,209,600	0
Treasury Stock, Shares (in Shares)					60,000
Bio-Tech Medical Software [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Equity Method Investment, Additional Information		The Company advanced $600,000 upon execution of this agreement for the right to purchase with the remaining balance of $900,000 due and payable in installments at various dates by August 25, 2013. On June 26, 2013, the Company notified Bio-Tech that it was canceling the agreement.
Payments to Acquire Trading Securities Held-for-investment		600,000
Licensing Agreement, Term	5 years
Bio-Tech Medical Software [Member] | Maximum [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Investment, Authorized Shares Available for Purchase (in Shares)		833,333
Equity Method Investment, Ownership Percentage		25.00%
Investment, Purchase Price		1,500,000
MedVend Holdings LLC [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Equity Method Investment, Additional Information			In May 2013, the three members of MedVend were named in a lawsuit by that entity's minority shareholders alleging improper conveyance of the three members' ownership interest in MedVend to the Company. Accordingly, also in May 2013, Medbox filed suit against MedVend and the three members of that entity that were involved in the transaction.
Investment Owned, at Cost			4,100,000
MedVend Holdings LLC [Member] | Amount Paid Upon Execution of the Contract [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Payments to Acquire Trading Securities Held-for-investment			300,000
MedVend Holdings LLC [Member] | Amount Disbursed as an Additional Investment [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Payments to Acquire Trading Securities Held-for-investment			300,000
Affiliated Entity [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Treasury Stock, Shares (in Shares)					60,000
Affiliated Entity [Member] | Bio-Tech Medical Software [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Legal Fees				4,800
Stock Repurchased During Period, Shares (in Shares)				30,000
Stock Repurchased During Period, Value				604,800
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
NOTE 4 - INVESTMENTS (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)				30,000
Stock Repurchased During Period, Value				604,800
Investment Owned, at Cost							$ 4,100,000